CASH GENERATED FROM OPERATIONS	12 Months Ended
Jun. 30, 2025
Cash flows from (used in) operating activities [abstract]
CASH GENERATED FROM OPERATIONS	CASH GENERATED FROM OPERATIONS

Amounts in R million	Note	2025	2024	2023

Profit for the year		2,242.7	1,328.7	1,281.4
Adjusted for:
Income tax	18.1	824.4	488.2	405.0
Depreciation	9	459.2	270.4	217.5
Movement in gold in process and finished inventories - Gold Bullion	5.1	(18.1)	(34.9)	(10.8)
Change in estimate of environmental rehabilitation recognised in profit or loss	11	(98.0)	(11.6)	(7.1)
Environmental rehabilitation payments to reduce the restoration liabilities	11	—	(1.3)	(1.3)
Share based payment expense	5.2	30.1	26.4	22.0
Loss/(gain) on disposal of property, plant and equipment		3.7	(0.6)	(10.3)
Insurance claim receivable		—	(1.2)	31.7
Finance income	6	(223.8)	(280.8)	(334.3)
Finance expense	7	73.4	76.4	70.7
Other non-cash items		4.3	2.4	—

Operating cash flows before other changes		3,297.9	1,862.1	1,664.5

Changes in:		79.0	(123.8)	44.2
Trade and other receivables		110.4	(296.2)	19.9
Consumable stores and stock piles		(48.3)	(12.9)	(13.6)
Payment made under protest	25	(6.6)	(12.8)	(12.6)
Trade and other payables		23.5	198.1	50.5

Cash generated by operations		3,376.9	1,738.3	1,708.7